Capital and reserves - Disclosure of detailed information about equity of parent company (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017	[2]
Statement [Line Items]
Share capital	₽ 8,547	₽ 8,547
Share premium	1,863,877	1,729,400
Other reserves	(105,191)	(66,957)
Retained earnings	1,587,697	1,302,981
Total equity	3,388,193	₽ 3,003,420	₽ 1,952,313
HeadHunter Group PLC [member]
Statement [Line Items]
Share capital	8,547
Share premium	1,581,467
Other reserves	(61)
Retained earnings	1,593,391
Total equity	₽ 3,183,344

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 9 at January 1, 2018 using the exemption allowing not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. See Note 4.